Securities Act Registration No. 333 -20635

Investment Company Act Registration No. 811 -08037

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___

☐

Post-Effective Amendment No.   87

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Post-Effective Amendment No.   88

☒

ADVISORONE FUNDS

 17605 Wright Street Omaha, NE 68130(402) 493-3313

 Brian Nielsen, Secretary

Copies to:

James Ash, Esq	JoAnn Strasser,Esq.
Senior Vice President	Thompson Hine LLP
Gemini Fund Services, LLC	41 South High Street, Suite 1700
80 Arkay Drive, Suite 110	Columbus, Ohio 43215
Hauppauge, New York 11788-0132

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	On August 1, 2014 pursuant to Rule 485, paragraph (b)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a) (i)
[ ]	on [date] pursuant to Rule 485, paragraph (a) (i)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a) (ii)
[ ]	pursuant to Rule 485, paragraph (a) (ii)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The sole purpose of this filing is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 86 to its Registration Statement with respect to the Horizon Active Risk Assist® Fund (the “Fund”) until August 1, 2014.  Parts A, B and C of Registrant’s Post-Effective Amendment No. 86 under the Securities Act of 1933 and Amendment No.  87 under the Investment Company Act of 1940, filed on May 13, 2014, with respect to the Fund are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act and the Investment Company Act the Fundct the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Omaha, State of Nebraska on July 25, 2014.

ADVISORONE FUNDS

(Registrant)

By: /s/ Ryan Beach

      Ryan Beach, President

Pursuant to the requirements of the Securities Act as amended, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

By:

            ***

Todd Clarke

Trustee

  July 25, 2014

                 ***

Eric Clarke

Trustee

July 25, 2014

                  *

Larry A. Carter

Trustee

July 25, 2014

                  *

John W. Davidson

Trustee

July 25, 2014

                  *

 Edward D. Foy

Trustee

July 25, 2014

                  *

 Gary Lanzen

Trustee

July 25, 2014

                 **

Dawn Borelli

Treasurer, Principal Financial Officer

July 25, 2014

___________________

Ryan Beach

Principal, Executive Officer

July 25, 2014

By: /s/ Brian Nielsen

Brian Nielsen

Attorney-in-Fact

July 25, 2014

*Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 62 on March 15, 2012, are incorporated herein by reference.

**Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 65 on August 28, 2012, is incorporated herein by reference.

***Pursuant to Powers of Attorney previously filed in Post-Effective Amendment No. 68 on December 26, 2012, is incorporated herein by reference.